Long-Term Debt - Covenants (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Debt Instrument [Line Items]
Debt Instrument Covenant Description	The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends in an amount more than 50% of cumulative net income (as defined in the related agreements), sell vessels and assets and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $107,435 at June 30, 2018 and $113,427 at December 31, 2017, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. Three loan agreements require the Company to maintain throughout the security period, an aggregate credit balance in a deposit account of $3,250 and two other loan agreements require a monthly pro rata transfer to a retention account of any principal due but unpaid.
Debt Instrument Covenant Compliance	As at June 30, 2018, the Company and its wholly and majority owned subsidiaries had thirty loan agreements, totaling $1,684,266. The Company fulfilled its requirements in respect of the financial covenants of all the agreements in relation to the leverage ratio and all other terms and covenants, apart from the value-to-loan requirement in certain of its loan agreements in respect of which an amount of $6,833 has been reclassified within current liabilities at June 30, 2018.
Cash and cash equivalents	$ 272,501	$ 189,763	$ 250,408
Carrying amount	1,684,266	1,763,082
Working capital	(20,000)	(50,500)
Thirty loan agreements
Debt Instrument [Line Items]
Carrying amount	1,684,266
Minimum liquidity requirement
Debt Instrument [Line Items]
Cash and cash equivalents	107,435	$ 113,427
Three loan agreements
Debt Instrument [Line Items]
Held in deposit account	3,250
Certain of the loan agreements
Debt Instrument [Line Items]
Reclassification Of Long Term Debt	$ 6,833